Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal income tax expense	$ 23,614	$ 22,129
State income tax expense	10,910	10,219
Deferred:
Federal income tax benefit	(2,311)
State income tax benefit	(769)
Total income tax expenses	$ 31,444	$ 32,348	$ 309,352	$ 1,925